Prospectus Supplement dated December 9, 2019
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Retirement Advisor Variable Annuity	S-6467 CF (4/19) / April 29, 2019	S-6471 R (4/13) / April 29, 2013
RiverSource ® Retirement Advisor 4 Advantage® Variable Annuity / RiverSource® Retirement Advisor 4 Select® Variable Annuity / RiverSource® Retirement Advisor 4 Access® Variable Annuity	S-6503 CF (4/19) / April 29, 2019	S-6504 CF (4/19) / April 29, 2019
RiverSource ® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6506 CF (4/19) / April 29, 20219	S-6410 N (4/13) / April 29, 2019
RiverSource ® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CF (4/19) / April 29, 2019	S-6362 CF (4/19) / April 29, 2019
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S-6720 CF (4/19) / April 29, 2019	S-6725 CF (4/19) / April 29, 2019
RiverSource ® RAVA 5 ChoiceSM Variable Annuity	S-6710 CF (4/19) / April 29, 2019	S-6715 CF (4/19) / April 29, 2019
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to April 29, 2019) / RAVA 5 Select® Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to September 18, 2017 / RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013)	S-6594 CF (4/19) / April 29, 2019	S-6595 CF (4/19) / April 29, 2019
RiverSource ® RAVA 5 Advantage® Variable Annuity / RAVA 5 Select® Variable Annuity / RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CF (4/19) / April 29, 2019	S-6517 CF (4/19) / April 29, 2019
RiverSource ® RAVA 5 Advantage® Variable Annuity / RAVA 5 Select® Variable Annuity / RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CF (4/19) / April 29, 2019	140464 CF (4/19) / April 29, 2019
RiverSource ® Retirement Group Annuity Contract I	S-6611 CF (4/19) / April 29, 2019
RiverSource ® Retirement Group Annuity Contract II	S-6612 CF (4/19) / April 29, 2019
RiverSource ® Retirement Advisor Variable Annuity – Band 3	S-6477 N (5/09) / May 1, 2009
RiverSource ® Retirement Advisor Advantage Variable Annuity – Band 3	S-6407 K (5/09) / May 1, 2009
RiverSource ® Variable Universal Life 5 / RiverSource® Variable Universal Life 5-Estate Series	S-6542 CF (4/19) / April 29, 2019	S-6543 CF (4/19) / April 29, 2019
RiverSource ® Variable Universal Life 6 Insurance	S-6700 CF (4/19) / April 29, 2019	S-6705 CF (4/19) / April 29, 2019
The following information describes changes to certain investment options offered under certain variable annuity contracts and variable life insurance policies (the “Contracts”). Please retain this supplement with your latest printed prospectus for future reference.

Effective on or about December 9, 2019 (the “Effective Date”), Columbia Management Investment Advisors, LLC (the “Investment Adviser”) will assume day-to-day management of the Columbia Variable Portfolio – Commodity Strategy Fund (the “Fund”) from its affiliate Threadneedle International Limited, the Funds subadviser. All references in the prospectus to Threadneedle International Limited as subadviser to the Fund are deleted and replaced with Columbia Management Investment Advisers.
On the Effective Date, the information in the table under the heading “Investment Adviser” in the “Appendix A: The Funds” or “The Variable Accounts and the Funds” section in your prospectus is replaced with the following:
Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Commodity Strategy Fund (Class 1) and Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	Seeks to provide shareholders with total return.	Columbia Management Investment Advisers, LLC
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S- 6594-32 A (12/19)
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